The Group's maximum exposure to unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2024
The Group's maximum exposure to unconsolidated structured entities
Schedule of size of unconsolidated structured entities and the Group's funding and maximum exposure

	Unconsolidated structured entities
			The Group’s
		Carrying	maximum	Interest held
31 December 2023	Size	amount	exposure	by the Group
	RMB’000	RMB’000	RMB’000
Wealth management products managed by related parties	Note a	532,147	532,147	Investment income
Wealth management products managed by third parties	Note b	393,057	393,057	Investment income

	Unconsolidated structured entities
			The Group’s
		Carrying	maximum	Interest held
31 December 2024	Size	amount	exposure	by the Group
	RMB’000	RMB’000	RMB’000
Wealth management products managed by related parties	Note a	260,860	260,860	Investment income
Wealth management products managed by third parties	Note b	194,156	194,156	Investment income

Note a: The wealth management products are sponsored by related financial institutions and the information related to size of these structured entities were not publicly available. The carrying amount is recorded in FVPL.

Note b: The wealth management product is sponsored by third party and the information related to size of the structured entity was not publicly available. The carrying amount is recorded in FVPL.